UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPW

Nuveen Flexible Investment Income Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 138.5% (98.7% of Total Investments)

	COMMON STOCKS – 20.5% (14.6% of Total Investments)

	Air Freight & Logistics – 0.7%

4,300	United Parcel Service, Inc., Class B	$463,368

	Banks – 1.4%

26,300	CIT Group Inc.	955,479

	Biotechnology – 1.1%

9,800	Gilead Sciences, Inc.	721,574

	Capital Markets – 1.7%

46,375	Ares Capital Corporation	709,537
24,095	TPG Specialty Lending, Inc.	431,782
	Total Capital Markets	1,141,319

	Chemicals – 0.6%

83,800	CVR Partners LP	382,128

	Diversified Consumer Services – 0.4%

19,100	Stonemor Partners LP	251,356

	Equity Real Estate Investment Trusts – 2.9%

22,300	Apartment Investment & Management Company, Class A	982,761
36,600	MGM Growth Properties LLC	963,312
	Total Equity Real Estate Investment Trusts	1,946,073

	Industrial Conglomerates – 3.2%

32,200	Philips Electronics	966,966
10,600	Siemens AG, Sponsored ADR, (2)	1,204,690
	Total Industrial Conglomerates	2,171,656

	Media – 1.8%

34,232	National CineMedia, Inc., (3)	474,798
20,600	Viacom Inc., Class B	773,736
	Total Media	1,248,534

	Multiline Retail – 0.9%

11,600	Nordstrom, Inc.	603,200

	Pharmaceuticals – 3.3%

36,200	AstraZeneca PLC	1,025,184
29,800	GlaxoSmithKline PLC	1,192,298
	Total Pharmaceuticals	2,217,482

	Software – 0.6%

11,400	Oracle Corporation, (3)	437,988

	Specialty Retail – 0.6%

18,500	GameStop Corporation	444,925

	Tobacco – 1.3%

43,523	Vector Group Ltd.	911,372
	Total Common Stocks (cost $14,390,871)	13,896,454

NUVEEN	1

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 30.6% (21.8% of Total Investments)

	Banks – 4.1%

19,045	Boston Private Financial Holdings Inc.	6.950%	N/R	$490,409
9,835	Citigroup Inc.	6.875%	BB+	282,166
17,429	Cowen Group, Inc.	8.250%	N/R	453,677
15,629	FNB Corporation	7.250%	Ba2	465,588
19,850	HSBC Holdings PLC	8.000%	Baa1	517,291
20,000	Huntington BancShares Inc.	6.250%	Baa3	535,200
	Total Banks			2,744,331

	Capital Markets – 5.0%

17,138	Charles Schwab Corporation	6.000%	BBB	473,866
14,065	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	360,486
48,628	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	1,196,249
31,528	Morgan Stanley	7.125%	Ba1	919,987
18,213	Solar Capital Limited	6.750%	BBB–	465,706
	Total Capital Markets			3,416,294

	Consumer Finance – 2.4%

43,455	GMAC Capital Trust I	8.125%	B+	1,109,406
10,165	SLM Corporation, Series A	6.970%	Ba3	510,893
	Total Consumer Finance			1,620,299

	Equity Real Estate Investment Trusts – 7.5%

14,400	Cedar Shopping Centers Inc., Series A	7.250%	N/R	370,080
14,000	Coresite Realty Corporation	7.250%	N/R	363,720
23,254	Digital Realty Trust Inc.	7.375%	Baa3	644,833
35,115	DuPont Fabros Technology	6.625%	Ba2	965,663
18,530	Northstar Realty Finance Corporation	8.875%	N/R	480,668
19,000	Northstar Realty Finance Corporation	8.750%	N/R	504,070
17,725	Penn Real Estate Investment Trust	8.250%	N/R	454,646
10,976	Retail Properties of America	7.000%	BB	284,608
36,440	VEREIT, Inc.	6.700%	BB	977,321
	Total Equity Real Estate Investment Trusts			5,045,609

	Food Products – 2.7%

30,300	CHS Inc.	7.100%	N/R	896,880
34,275	CHS Inc.	6.750%	N/R	963,127
	Total Food Products			1,860,007

	Insurance – 4.6%

20,934	Argo Group US Inc.	6.500%	BBB–	538,632
18,425	Endurance Specialty Holdings Limited	6.350%	BBB–	490,842
16,081	Kemper Corporation	7.375%	Ba1	429,202
5,227	Maiden Holdings NA Limited	8.000%	BBB–	134,386
19,325	Maiden Holdings NA Limited	7.750%	BBB–	518,297
39,300	National General Holding Company, (3)	7.625%	N/R	1,011,975
	Total Insurance			3,123,334

	Mortgage Real Estate Investment Trusts – 0.5%

14,015	Colony Financial Inc.	7.500%	N/R	355,140

	Oil, Gas & Consumable Fuels – 0.4%

1,387	Scorpio Tankers Inc.	7.500%	N/R	34,966
10,000	Scorpio Tankers Inc.	6.750%	N/R	229,700
	Total Oil, Gas & Consumable Fuels			264,666

	Real Estate Management & Development – 0.7%

17,670	Kennedy-Wilson Inc.	7.750%	BB–	457,123

2	NUVEEN

Shares	Description (1)	Coupon		Ratings (4)	Value

	Specialty Retail – 0.7%

18,985	TravelCenters of America LLC	8.000%		N/R	$483,168

	Wireless Telecommunication Services – 2.0%

52,573	United States Cellular Corporation	7.250%		Ba1	1,375,835
	Total $25 Par (or similar) Retail Preferred (cost $19,270,815)				20,745,806

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 7.4% (5.2% of Total Investments)

	Banks – 2.9%

600	Bank of America Corporation	7.250%		BB+	$738,600
928	Wells Fargo & Company	7.500%		BBB	1,211,040
	Total Banks				1,949,640

	Diversified Telecommunication Services – 1.3%

10,700	Frontier Communications Corporation	11.125%		N/R	893,557

	Electric Utilities – 2.2%

18,950	Great Plains Energy Inc.	7.000%		N/R	1,004,161
9,800	NextEra Energy Inc.	6.123%		BBB	497,350
	Total Electric Utilities				1,501,511

	Pharmaceuticals – 1.0%

850	Teva Pharmaceutical Industries Limited, (2)	7.000%		N/R	644,895
	Total Convertible Preferred Securities (cost $4,985,563)				4,989,603

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 64.1% (45.7% of Total Investments)

	Aerospace & Defense – 0.7%

$500	Triumph Group Inc.	4.875%	4/01/21	B1	$462,500

	Automobiles – 0.7%

425	General Motors Corporation	6.600%	4/01/36	BBB–	502,737

	Banks – 3.1%

225	Bank of America Corporation	6.300%	3/10/66	BB+	245,509
850	Citigroup Inc.	5.950%	N/A (5)	BB+	869,125
900	JP Morgan Chase & Company	6.750%	N/A (5)	BBB–	999,000
1,975	Total Banks				2,113,634

	Beverages – 2.1%

1,250	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	1,433,944

	Biotechnology – 0.7%

475	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	445,312

	Capital Markets – 0.7%

475	Raymond James Financial Inc.	4.950%	7/15/46	BBB	473,223

	Chemicals – 5.0%

925	A Schulman Inc., 144A	6.875%	6/01/23	B+	941,187
725	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	710,935
1,075	Trinseo Materials Operating, 144A	6.750%	5/01/22	B+	1,134,125
450	Univar Inc., 144A	6.750%	7/15/23	B	465,750
100	Versum Materials, Inc., 144A	5.500%	9/30/24	BB–	102,250
3,275	Total Chemicals				3,354,247

NUVEEN	3

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Services & Supplies – 3.8%

$625	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	$654,688
525	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	574,875
945	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	919,013
450	R.R. Donnelley & Sons Company	6.000%	4/01/24	B+	429,750
2,545	Total Commercial Services & Supplies				2,578,326

	Consumer Finance – 2.1%

450	Ally Financial Inc.	5.750%	11/20/25	BB	460,687
900	Navient Corporation	8.000%	3/25/20	BB	975,375
1,350	Total Consumer Finance				1,436,062

	Diversified Telecommunication Services – 8.0%

1,650	CenturyLink Inc.	7.650%	3/15/42	BB+	1,468,500
2,195	Frontier Communications Corporation	11.000%	9/15/25	BB	2,240,941
935	GCI Inc.	6.875%	4/15/25	BB–	949,025
735	US West Communications Company	6.875%	9/15/33	BBB–	727,855
5,515	Total Diversified Telecommunication Services				5,386,321

	Equity Real Estate Investment Trusts – 1.6%

1,025	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	1,081,375

	Food & Staples Retailing – 3.0%

1,250	Rite Aid Corporation, 144A	6.125%	4/01/23	B	1,321,087
675	Whole Foods Market Inc.	5.200%	12/03/25	BBB–	727,024
1,925	Total Food & Staples Retailing				2,048,111

	Health Care Providers & Services – 2.1%

945	Kindred Healthcare Inc.	8.000%	1/15/20	B–	945,000
450	Molina Healthcare Inc.	5.375%	11/15/22	BB	468,279
1,395	Total Health Care Providers & Services				1,413,279

	Hotels, Restaurants & Leisure – 1.3%

800	McDonald’s Corporation	4.875%	12/09/45	BBB+	896,536

	Household Durables – 1.4%

950	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	978,500

	Internet Software & Services – 0.3%

200	Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	207,000

	Machinery – 5.9%

950	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	983,250
850	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	904,188
730	Meritor Inc.	6.750%	6/15/21	B+	742,775
1,350	Terex Corporation	6.000%	5/15/21	BB	1,373,625
3,880	Total Machinery				4,003,838

	Media – 2.9%

1,550	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,560,656
375	Dish DBS Corporation	7.750%	7/01/26	Ba3	411,799
1,925	Total Media				1,972,455

	Metals & Mining – 0.8%

500	ArcelorMittal	8.000%	10/15/39	BB+	537,500

	Oil, Gas & Consumable Fuels – 0.7%

450	Enviva Partners LP / Enviva Partners Finance Corp., 144A, (WI/DD)	8.500%	11/01/21	B+	460,125

	Real Estate Management & Development – 2.0%

1,250	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	1,359,375

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 2.9%

$425	Amkor Technology Inc.	6.625%	6/01/21	BB	$433,500
1,575	Micron Technology, Inc., 144A	5.625%	1/15/26	BB	1,527,750
2,000	Total Semiconductors & Semiconductor Equipment				1,961,250

	Specialty Retail – 2.8%

1,800	L Brands, Inc.	6.875%	11/01/35	BB+	1,908,000

	Technology Hardware, Storage & Peripherals – 4.8%

950	Hewlett Packard Enterprise Co, 144A	6.350%	10/15/45	A–	983,371
1,325	Seagate HDD Cayman	4.875%	6/01/27	BBB–	1,197,658
900	Western Digital Corporation, 144A	10.500%	4/01/24	BB+	1,040,625
3,175	Total Technology Hardware, Storage & Peripherals				3,221,654

	Wireless Telecommunication Services – 4.7%

900	Altice Financing SA, 144A	7.500%	5/15/26	BB–	929,250
1,875	Viacom Inc.	6.875%	4/30/36	BBB	2,233,404
2,775	Total Wireless Telecommunication Services				3,162,654
$41,835	Total Corporate Bonds (cost $41,655,359)				43,397,958

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 14.2% (10.1% of Total Investments)

	Banks – 6.0%

900	Bank of America Corporation	6.500%	N/A (5)	BB+	$976,500
450	Citigroup Inc.	5.800%	N/A (5)	BB+	456,188
215	Citigroup Inc.	6.250%	N/A (5)	BB+	231,480
350	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	378,687
425	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	471,750
450	Wells Fargo & Company	5.875%	N/A (5)	BBB	482,765
1,000	Zions Bancorporation	7.200%	N/A (5)	BB–	1,068,750
	Total Banks				4,066,120

	Capital Markets – 0.7%

475	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	483,906

	Consumer Finance – 0.7%

475	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	480,277

	Electric Utilities – 2.0%

1,235	Emera, Inc.	6.750%	6/15/76	BBB–	1,364,675

	Energy Equipment & Services – 0.9%

525	Transcanada Trust	5.875%	8/15/76	BBB	561,750

	Food Products – 3.2%

1,495	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	1,577,225
575	Land O’Lakes Inc., 144A	8.000%	N/A (5)	BB	606,625
	Total Food Products				2,183,850

	Insurance – 0.7%

400	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	470,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $9,143,630)				9,610,578

NUVEEN	5

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)			Value

	WARRANTS – 1.7% (1.3% of Total Investments)

	Financials – 1.7%

21,025	Merrill Lynch International Company CV			$1,188,333
	Total Warrants (cost $1,075,008)			1,188,333
	Total Long-Term Investments (cost $90,521,246)			93,828,732

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8% (1.3% of Total Investments)

	REPURCHASE AGREEMENTS – 1.8% (1.3% of Total Investments)

$1,214	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $1,214,488, collateralized by $1,020,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $1,244,400	0.030%	11/01/16	$1,214,487
	Total Short-Term Investments (cost $1,214,487)			1,214,487
	Total Investments (cost $91,735,733) – 140.3%			95,043,219
	Borrowings – (39.9)% (6), (7)			(27,000,000)
	Other Assets Less Liabilities – (0.4)% (8)			(305,204)
	Net Assets Applicable to Common Shares – 100%			$67,738,015

Investments in Derivatives as of October 31, 2016

Call Options Written

Number of Contracts	Description	Notional Amount (9)	Expiration Date	Strike Price	Value
(116)	Nordstrom, Inc.	$(551,000)	1/20/17	$47.5	$(69,020)
(116)	Total Call Options Written (premiums received $31,547)	$(551,000)			$(69,020)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,691,764	$1,204,690	$—	$13,896,454
$25 Par (or similar) Retail Preferred	20,745,806	—	—	20,745,806
Convertible Preferred Securities	4,344,708	644,895	—	4,989,603
Corporate Bonds	—	43,397,958	—	43,397,958
$1,000 Par (or similar) Institutional Preferred	—	9,610,578	—	9,610,578
Warrants	—	1,188,333	—	1,188,333

Short-Term Investments:
Repurchase Agreements	—	1,214,487	—	1,214,487

Investments in Derivatives:
Options written	(69,020)	—	—	(69,020)
Total	$37,713,258	$57,260,941	$—	$94,974,199

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on real estate investment trust investments and timing difference in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $91,644,834.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$4,924,185
Depreciation	(1,525,800)
Net unrealized appreciation (depreciation) of investments	$3,398,385

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Perpetual security. Maturity date is not applicable.

(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $57,794,166 have been pledged as collateral for borrowings.

(7)	Borrowings as a percentage of Total Investments is 28.4%.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

NUVEEN	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016